SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers Short Duration High Yield Bond ETF (SHYL)
The following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading under the “MANAGEMENT” heading in the summary section of each fund’s prospectus.
Bryan Richards, CFA, Vice President of DBX Advisors LLC and Head of Portfolio Engineering, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2018.
Brandon Matsui, CFA, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2018.
Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2022.
Deepak Yadav, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2022.
The following information replaces the existing similar disclosure for each fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of each fund’s prospectus.
The following Portfolio Managers are primarily responsible for the day-to-day management of the fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing the investment strategy, researching and reviewing the investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.
Bryan Richards, CFA, Vice President of DBX Advisors LLC and Head of Portfolio Engineering, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2018.
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Joined DWS in 2011 with 11 years of industry experience. Prior to joining DWS, he worked in ETF management at XShares Advisors, an ETF issuer based in New York, and before that he served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund.
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Head of Passive Portfolio Management, Americas: New York.
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BS in Finance, Boston College.
Brandon Matsui, CFA, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2018.
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Joined DWS in 2016 with 12 years of industry experience. Prior to joining DWS, he was a relationship manager in the Portfolio Analytics Group at BlackRock Solutions. Previously, he managed overlay accounts at BNY Mellon Beta Management, and was a senior portfolio manager for fixed income ETFs and mutual funds at Charles Schwab Investment Management.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BS in History, University of California, Irvine; MBA in Finance, University of Hawaii; Financial Risk Certification holder.
August 22, 2022
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Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2022.
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Joined DWS in 2017 as part of the Passive Product Development team in New York.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BA in Finance and Government from The College of William & Mary. He is an EFFAS Certified ESG Analyst (CESGA).
Deepak Yadav, Vice President of DBX Advisors LLC and Portfolio Engineer, Systematic Investment Solutions, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2022.
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Joined DWS in 2019. Prior to this he spent seven years at DB Prime Brokerage and Delta One equity trading gathering expertise in equity repurchase agreements and dividend risk pricing for indexed products. Previously, he worked in the DWS London office with the Equity ETF PE team.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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MBA from IIM Indore (India); BTech in Computer Science from VIT Vellore (India).
Please Retain This Supplement for Future Reference
August 22, 2022
PROSTKR22-72